CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Balance sheets - Parenthetical (Details) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	18,888,070	15,193,136
Ordinary shares, shares outstanding	16,603,070	15,193,136
Series A-1 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	5,473,957	5,473,957
Convertible redeemable preferred shares, shares issued	5,473,957	5,473,957
Convertible redeemable preferred shares, shares outstanding	5,473,957	5,473,957
Series A-2 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	2,370,414	2,370,414
Convertible redeemable preferred shares, shares issued	2,370,414	2,370,414
Convertible redeemable preferred shares, shares outstanding	2,370,414	2,370,414
Series B convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	7,494,537	7,494,537
Convertible redeemable preferred shares, shares issued	7,494,537	7,494,537
Convertible redeemable preferred shares, shares outstanding	7,494,537	7,494,537
Series C-1 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	5,597,354	5,597,354
Convertible redeemable preferred shares, shares issued	5,597,354	5,597,354
Convertible redeemable preferred shares, shares outstanding	5,597,354	5,597,354
Series C-2 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	1,861,121	1,861,121
Convertible redeemable preferred shares, shares issued	1,861,121	1,861,121
Convertible redeemable preferred shares, shares outstanding	1,861,121	1,861,121
Series C-3 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	4,452,441	4,452,441
Convertible redeemable preferred shares, shares issued	4,452,441	4,452,441
Convertible redeemable preferred shares, shares outstanding	4,452,441	4,452,441
Parent Company | Reportable Legal Entities
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	18,888,070	15,193,136
Ordinary shares, shares outstanding	16,603,070	15,193,136
Parent Company | Reportable Legal Entities | Series A-1 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	5,473,957	5,473,957
Convertible redeemable preferred shares, shares issued	5,473,957	5,473,957
Convertible redeemable preferred shares, shares outstanding	5,473,957	5,473,957
Parent Company | Reportable Legal Entities | Series A-2 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	2,370,414	2,370,414
Convertible redeemable preferred shares, shares issued	2,370,414	2,370,414
Convertible redeemable preferred shares, shares outstanding	2,370,414	2,370,414
Parent Company | Reportable Legal Entities | Series B convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	7,494,537	7,494,537
Convertible redeemable preferred shares, shares issued	7,494,537	7,494,537
Convertible redeemable preferred shares, shares outstanding	7,494,537	7,494,537
Parent Company | Reportable Legal Entities | Series C-1 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	5,597,354	5,597,354
Convertible redeemable preferred shares, shares issued	5,597,354	5,597,354
Convertible redeemable preferred shares, shares outstanding	5,597,354	5,597,354
Parent Company | Reportable Legal Entities | Series C-2 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	1,861,121	1,861,121
Convertible redeemable preferred shares, shares issued	1,861,121	1,861,121
Convertible redeemable preferred shares, shares outstanding	1,861,121	1,861,121
Parent Company | Reportable Legal Entities | Series C-3 convertible redeemable preferred shares
Convertible redeemable preferred shares, par value	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, shares authorized	4,452,441	4,452,441
Convertible redeemable preferred shares, shares issued	4,452,441	4,452,441
Convertible redeemable preferred shares, shares outstanding	4,452,441	4,452,441